LOANS AND ALLOWANCE FOR CREDIT LOSSES - Schedule of Activity in ACL by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for Loan Losses [Roll Forward]
ALLL, beginning of period	$ 6,562,012	$ 6,932,053	$ 6,779,999
Credit loss expense	1,651,352	1,949,938	2,251,258
Charge-offs	(4,708,639)	(4,840,061)	(4,744,963)
Recoveries	2,494,931	2,520,082	2,590,519
Charge-offs, net of recoveries	(2,213,708)	(2,319,979)	(2,154,444)
ALLL, end of period	5,999,656	6,562,012	6,932,053
Reserve for Unfunded Lending Commitments Roll Forward [Roll Forward]
Reserve for unfunded lending commitments, beginning of period	47,943	60,762	85,582
Credit loss (benefit) on unfunded lending commitments	4,572	(12,819)	(24,820)
Reserve for unfunded lending commitments, end of period	52,515	47,943	60,762
Total ACL, end of period	6,052,171	6,609,955	6,992,815
Cumulative Effect, Period of Adoption, Adjustment
Allowance for Loan Losses [Roll Forward]
ALLL, beginning of period			55,240
Commercial
Allowance for Loan Losses [Roll Forward]
ALLL, beginning of period	565,685	616,788	562,216
Credit loss expense	1,499	(4,573)	141,510
Charge-offs	(143,613)	(108,032)	(158,157)
Recoveries	48,157	61,502	66,233
Charge-offs, net of recoveries	(95,456)	(46,530)	(91,924)
ALLL, end of period	471,728	565,685	616,788
Reserve for Unfunded Lending Commitments Roll Forward [Roll Forward]
Reserve for unfunded lending commitments, beginning of period	46,026	55,846	77,709
Credit loss (benefit) on unfunded lending commitments	(3,388)	(9,820)	(21,863)
Reserve for unfunded lending commitments, end of period	42,638	46,026	55,846
Total ACL, end of period	514,366	611,711	672,634
Commercial | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Loan Losses [Roll Forward]
ALLL, beginning of period			4,986
Consumer
Allowance for Loan Losses [Roll Forward]
ALLL, beginning of period	5,996,327	6,315,265	6,217,783
Credit loss expense	1,649,853	1,954,511	2,109,748
Charge-offs	(4,565,026)	(4,732,029)	(4,586,806)
Recoveries	2,446,774	2,458,580	2,524,286
Charge-offs, net of recoveries	(2,118,252)	(2,273,449)	(2,062,520)
ALLL, end of period	5,527,928	5,996,327	6,315,265
Reserve for Unfunded Lending Commitments Roll Forward [Roll Forward]
Reserve for unfunded lending commitments, beginning of period	1,917	4,916	7,873
Credit loss (benefit) on unfunded lending commitments	7,960	(2,999)	(2,957)
Reserve for unfunded lending commitments, end of period	9,877	1,917	4,916
Total ACL, end of period	$ 5,537,805	$ 5,998,244	6,320,181
Consumer | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Loan Losses [Roll Forward]
ALLL, beginning of period			$ 50,254